UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Cash Portfolio
Term Portfolio

Annual Report

June 30, 2012

NCX-ANN-0812
1.923759.102

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Cash Portfolio:
Investment Changes/ Performance	(Click Here)
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Proxy Voting Results	(Click Here)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Cash Portfolio	.20%
Actual		$ 1,000.00	$ 1,000.40	$ .99
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
Term Portfolio	.21%
Actual		$ 1,000.00	$ 1,001.30	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.06

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/12	% of fund's investments 12/31/11	% of fund's investments 6/30/11
1 - 7	16.2	34.1	28.5
8 - 30	42.5	22.3	16.8
31 - 60	9.1	18.5	14.9
61 - 90	8.0	8.6	17.1
91 - 180	20.3	7.4	20.4
> 180	3.9	9.1	2.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/12	12/31/11	6/30/11
Cash Portfolio	57 Days	51 Days	54 Days
All Taxable Money Market Funds Average*	45 Days	41 Days	41 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/12	12/31/11	6/30/11
Cash Portfolio	67 Days	56 Days	70 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Commercial Paper 58.9%	Commercial Paper 52.8%
Variable Rate Demand Notes (VRDNs) 6.1%	Variable Rate Demand Notes (VRDNs) 9.9%
Treasury Debt 14.9%	Treasury Debt 6.9%
Government Agency Debt** 13.3%	Government Agency Debt** 10.5%
Repurchase Agreements 6.8%	Repurchase Agreements 17.0%
Net Other Assets (Liabilities) 0.0%	Net Other Assets (Liabilities) 2.9%

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields

	6/30/12	3/31/12	1/3/12	9/27/11	6/28/11
Cash Portfolio	0.06%	0.08%	0.07%	0.01%	0.04%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2012, the most recent period shown in the table, would have been 0.02%.

* Source: iMoneyNet, Inc.

** Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments June 30, 2012

Showing Percentage of Net Assets

Financial Company Commercial Paper (e) - 42.9%
	Yield (a)	Principal Amount	Value
ASB Finance Ltd. (London)
9/14/12	0.45%	$ 65,000,000	$ 64,939,063
Bank of Nova Scotia
7/5/12	0.46	50,000,000	49,997,444
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/15/12	0.40	4,000,000	3,998,000
Commonwealth Bank of Australia
10/22/12 to 12/21/12	0.29 to 0.40 (c)	92,000,000	91,986,029
Credit Suisse New York Branch
7/30/12 to 10/1/12	0.28 to 0.37	84,000,000	83,956,573
DNB Bank ASA
7/2/12 to 10/1/12	0.33 to 0.35	80,000,000	79,967,547
General Electric Capital Corp.
7/9/12 to 7/16/12	0.31	200,000,000	199,980,194
JPMorgan Chase & Co.
8/1/12 to 9/12/12	0.29 to 0.30 (c)	203,000,000	202,980,142
Mitsubishi UFJ Trust & Banking Corp.
8/31/12	0.45	75,000,000	74,942,813
National Australia Funding, Inc.
10/30/12	0.30 (c)	170,000,000	170,000,000
National Bank Canada
7/10/12	0.47	20,000,000	19,997,650
Nationwide Building Society
7/10/12 to 9/25/12	0.46 to 0.52	90,000,000	89,960,349
Nordea North America, Inc.
9/4/12 to 9/11/12	0.30 to 0.31	53,000,000	52,969,452
Skandinaviska Enskilda Banken AB
8/9/12 to 8/17/12	0.50	41,000,000	40,975,597

	Yield (a)	Principal Amount	Value
Svenska Handelsbanken, Inc.
7/10/12 to 8/30/12	0.26 to 0.30%	$ 205,000,000	$ 204,977,744
Swedbank AB
8/14/12	0.35	12,000,000	11,994,867
Toronto Dominion Holdings (USA)
8/10/12	0.57	25,000,000	24,984,167
Toyota Motor Credit Corp.
11/6/12	0.40	50,000,000	49,928,889
UBS Finance, Inc.
10/12/12	0.40	39,000,000	38,955,367
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	33,000,000	32,937,189
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,590,429,076)			1,590,429,076
Asset Backed Commercial Paper (e) - 16.0%

Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

7/10/12	0.25	4,000,000	3,999,750
7/11/12	0.23	48,085,000	48,081,928
7/19/12	0.24	77,403,000	77,393,712
7/20/12	0.23	26,000,000	25,996,844
7/23/12	0.23	41,000,000	40,994,237
Market Street Funding LLC (Liquidity Facility PNC Bank NA)

7/18/12	0.23	100,077,000	100,066,131
7/25/12	0.23	22,083,000	22,079,614
7/26/12	0.23	5,000,000	4,999,201
8/28/12	0.24	46,000,000	45,982,213
8/3/12	0.24	14,000,000	13,996,920
8/6/12	0.24	22,000,000	21,994,720
Asset Backed Commercial Paper (e) - continued
	Yield (a)	Principal Amount	Value
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)

7/13/12	0.25%	$ 41,915,000	$ 41,911,507
7/19/12	0.23	28,000,000	27,996,780
7/27/12	0.25	28,000,000	27,994,944
7/6/12	0.25	19,000,000	18,999,340
8/1/12	0.23	29,000,000	28,994,256
8/2/12	0.25	28,000,000	27,993,778
8/2/12	0.23	15,000,000	14,996,933
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $594,472,808)			594,472,808
Other Commercial Paper (e) - 0.0%

Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	1,000,000
(Cost $999,906)			999,906
Treasury Debt - 14.9%

U.S. Treasury Obligations - 14.9%
U.S. Treasury Bills
10/11/12 to 12/27/12	0.15	396,000,000	395,769,293
U.S. Treasury Notes
8/15/12 to 6/15/13	0.15 to 0.24	154,000,000	155,168,776
TOTAL TREASURY DEBT (Cost $550,938,069)			550,938,069
Variable Rate Demand Note - 6.1%

North Carolina - 6.1%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
7/6/12	0.22 (c)	9,895,000	9,895,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Bank of America NA), VRDN
7/6/12	0.21 (c)	26,400,000	26,400,000

	Yield (a)	Principal Amount	Value
Guilford County Gen. Oblig. Series 2007 B, (Liquidity Facility Branch Banking & Trust Co.), VRDN
7/6/12	0.17% (c)	$ 4,900,000	$ 4,900,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, LOC Rabobank Nederland New York Branch, VRDN
7/6/12	0.19 (c)	12,335,000	12,335,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, LOC Branch Banking & Trust Co., VRDN
7/6/12	0.19 (c)	6,990,000	6,990,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2010, LOC Bank of America NA, VRDN
7/6/12	0.30 (c)	1,000,000	1,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, LOC Bank of America NA, VRDN
7/6/12	0.26 (c)	8,780,000	8,780,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 A1, LOC Bank of America NA, VRDN
7/6/12	0.26 (c)	50,385,000	50,385,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 B, LOC Branch Banking & Trust Co., VRDN
7/6/12	0.18 (c)	1,750,000	1,750,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 B1, LOC Branch Banking & Trust Co., VRDN
7/6/12	0.17 (c)	1,405,000	1,405,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, LOC Wells Fargo Bank NA, VRDN
7/6/12	0.18 (c)	18,800,000	18,800,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, LOC Wells Fargo Bank NA, VRDN
7/6/12	0.18 (c)	21,645,000	21,645,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Bank of America NA, VRDN
7/6/12	0.27 (c)	59,300,000	59,300,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount	Value
North Carolina - continued
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, (Liquidity Facility U.S. Bank NA, Cincinnati)
7/6/12	0.17% (c)(d)	$ 1,200,000	$ 1,200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $224,785,000)			224,785,000
Government Agency Debt - 13.3%

Federal Agencies - 8.8%
Federal Home Loan Bank
9/7/12 to 2/15/13	0.18 to 0.35	225,000,000	224,986,285
Freddie Mac
8/10/12	0.20 (c)	100,000,000	99,994,476
			324,980,761
Other Government Related - 4.5%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

7/6/12	0.18 (b)	15,000,000	14,999,925
7/11/12	0.18 (b)	9,000,000	8,999,775
7/12/12	0.18 (b)	9,000,000	8,999,640
7/12/12	0.18 (b)	4,000,000	3,999,840
7/13/12	0.18 (b)	4,000,000	3,999,820
7/16/12	0.18 (b)	14,000,000	13,999,300
7/19/12	0.18 (b)	18,000,000	17,998,650
7/23/12	0.18 (b)	47,000,000	46,996,005
7/26/12	0.18 (b)	15,000,000	14,998,350
7/30/12	0.18 (b)	32,000,000	31,996,160
			166,987,465
TOTAL GOVERNMENT AGENCY DEBT (Cost $491,968,226)			491,968,226
Treasury Repurchase Agreement - 6.8%
	Maturity Amount	Value
In a joint trading account at 0.14% dated 6/29/12 due 7/2/12 (Collateralized by (U.S. Treasury Obligations)) # (Cost $252,796,000)	$ 252,798,949	$ 252,796,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,706,389,085)		3,706,389,085
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,547,863)
NET ASSETS - 100%		$ 3,704,841,222
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $166,987,465, or 4.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$252,796,000 due 7/02/12 at 0.14%
BNP Paribas Securities Corp.	$ 252,796,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value (including repurchase agreements of $252,796,000) - See accompanying schedule: Unaffiliated issuers (cost $3,706,389,085)		$ 3,706,389,085
Cash		264
Receivable for fund shares sold		44,272
Interest receivable		715,076
Receivable from investment adviser for expense reductions		58,210
Total assets		3,707,206,907

Liabilities
Payable for fund shares redeemed	$ 1,539,715
Distributions payable	11,403
Accrued management fee	700,645
Deferred trustees' compensation	113,922
Total liabilities		2,365,685

Net Assets		$ 3,704,841,222
Net Assets consist of:
Paid in capital		$ 3,704,907,533
Distributions in excess of net investment income		(66,311)
Net Assets, for 3,702,894,582 shares outstanding		$ 3,704,841,222
Net Asset Value, offering price and redemption price per share ($3,704,841,222 ÷ 3,702,894,582 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 11,095,452

Expenses
Management fee	$ 9,990,481
Independent trustees' compensation	176,225
Total expenses before reductions	10,166,706
Expense reductions	(1,591,640)	8,575,066
Net investment income (loss)		2,520,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,253
Net increase in net assets resulting from operations		$ 2,549,639

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2012	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,520,386	$ 5,352,580
Net realized gain (loss)	29,253	167,330
Net increase in net assets resulting from operations	2,549,639	5,519,910
Distributions to shareholders from net investment income	(2,516,994)	(5,382,033)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,515,730,748	9,356,127,686
Reinvestment of distributions	2,315,891	5,074,778
Cost of shares redeemed	(10,804,622,054)	(9,569,215,227)
Net increase (decrease) in net assets and shares resulting from share transactions	(286,575,415)	(208,012,763)
Total increase (decrease) in net assets	(286,542,770)	(207,874,886)

Net Assets
Beginning of period	3,991,383,992	4,199,258,878
End of period (including distributions in excess of net investment income of $66,311 and distributions in excess of net investment income of $216,918, respectively)	$ 3,704,841,222	$ 3,991,383,992

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.017	.042
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.001	.002	.017	.042
Distributions from net investment income	(.001)	(.001)	(.002)	(.017)	(.042)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	(.001)	(.001)	(.002)	(.017)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.06%	.12%	.19%	1.73%	4.32%
Ratios to Average Net Assets B
Expenses before reductions	.24%	.24%	.24%	.26%	.23%
Expenses net of fee waivers, if any	.20%	.20%	.23%	.25%	.22%
Expenses net of all reductions	.20%	.20%	.23%	.25%	.22%
Net investment income (loss)	.06%	.12%	.19%	1.67%	4.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,704,841	$ 3,991,384	$ 4,199,259	$ 6,445,068	$ 6,398,730

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Past 5 years	Past 10 years
NCCMT - Term Portfolio A	0.19%	2.01%	2.27%

A Prior to November 1, 2010, NCCMT: Term Portfolio operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on June 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 9-12 Month Short Treasury Bond Index and the Barclays® U.S. 3-6 Month Treasury Bill IndexA performed over the same period.

A Effective August 1, 2011, NCCMT: Term Portfolio began comparing its performance to the Barclays U.S. 3-6 Month Treasury Bill Index rather than the Barclays U.S. 9-12 Month Short Treasury Bond Index because the Barclays U.S. 3-6 Month Treasury Bill Index conforms more closely to the fund's investment policies.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Market Recap: Investment-grade bonds posted solid returns for the 12 months ending June 30, 2012, with the Barclays® U.S. Aggregate Bond Index gaining 7.47%. High-grade fixed-income securities offered investors relative safety within an uncertain investment environment, along with yields that were attractive amid extraordinarily low interest rates. Throughout the year, the market faced a number of headline events, including the ongoing European sovereign debt crisis and the downgrade of the U.S. credit rating by Standard & Poor's in the aftermath of the debt-ceiling standoff. The Federal Reserve kept the benchmark federal funds target rate near zero during the year, and also implemented "Operation Twist." In this program - initiated in September 2011 and expanded in June 2012 - the central bank sold short-term Treasury holdings and reinvested the proceeds in long-term Treasuries, a move designed to keep long-term interest rates low and, in turn, buoy the domestic economy. Against this fluid backdrop, investor sentiment vacillated, with periodic flights to quality helping to boost U.S. Treasuries within the index 9.04%. Corporate bonds also had a strong period, advancing 9.54% on firming demand amid solid issuer fundamentals.

Comments from Kim Miller, Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio: For the year, the fund returned 0.19%, beating the 0.11% gain of the Barclays U.S. 3-6 Month Treasury Bill Index - which became the fund's primary benchmark on August 1, 2011 - and underperforming the 0.25% result of the fund's previous benchmark, the Barclays U.S. 9-12 Month Short Treasury Bond Index. The fund's underperformance of the old benchmark resulted from its shorter duration, or interest rate sensitivity, as interest rates fell during the period. On October 27, 2011, shareholders approved amendments to the fund's concentration policy. The fund now can invest more than 25% of its total assets in securities issued by the financial services industry, providing greater diversification while also helping me to manage credit risk through the utilization of Fidelity's research capabilities to select issuers that offer relative value on the short end of the yield curve. To reduce its sensitivity to interest rates changes, the fund also is now managed to have similar interest rate risk to its new benchmark. I took advantage of these changes to increase the fund's stake in financials, limiting investments in the eurozone to short maturities issued in more-stable countries such as France, Germany and the Netherlands.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of June 30, 2012
6 months ago
Years	0.2	0.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	0.2	0.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
U.S. Government Agency Obligations 0.0%	U.S. Government Agency Obligations† 9.2%
Short-Term Investments and Net Other Assets (Liabilities) 100.0%	Short-Term Investments and Net Other Assets (Liabilities) 90.8%

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments June 30, 2012

Showing Percentage of Net Assets

Commercial Paper - 98.7%
	Principal Amount	Value
ASB Finance Ltd. (London):
yankee:
0.45% 9/14/12	$ 2,000,000	$ 1,998,426
0.52% 8/20/12	4,000,000	3,998,359
0.3408% 12/10/12 (b)	8,000,000	7,998,952
Atlantic Asset Securitization Corp. 0.42% 7/20/12 (Liquidity Facility Credit Agricole CIB)	28,000,000	27,996,732
Autobahn Funding Co. LLC:
0.37% 8/21/12 (Liquidity Facility DZ BANK AG)	19,000,000	18,992,560
0.38% 7/10/12 (Liquidity Facility DZ BANK AG)	2,000,000	1,999,878
0.4% 7/10/12 (Liquidity Facility DZ BANK AG)	12,000,000	11,999,194
0.52% 7/11/12 (Liquidity Facility DZ BANK AG)	5,000,000	4,999,634
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.7% 11/15/12	10,000,000	9,981,248
BNP Paribas Finance, Inc. yankee:
0.88% 11/5/12	10,000,000	9,979,898
0.88% 11/8/12	10,000,000	9,979,173
0.94% 10/12/12	10,000,000	9,986,000
BP Capital Markets PLC yankee:
0.5% 8/6/12	6,000,000	5,999,132
0.53% 8/7/12	1,000,000	999,848
0.53% 11/15/12	9,900,000	9,891,208
0.63% 11/27/12	4,000,000	3,996,124
0.67% 10/22/12	2,200,000	2,198,454
Ciesco LP:
0.45% 7/12/12	4,000,000	3,999,740
0.5% 7/12/12	15,000,000	14,999,025
0.5% 8/1/12	10,000,000	9,998,277
Commonwealth Bank of Australia:
yankee 0.31% 10/26/12	15,000,000	14,985,704
0.2953% 11/27/12 (b)	4,000,000	4,000,148

	Principal Amount	Value
Credit Agricole North America yankee:
0.56% 8/6/12	$ 20,000,000	$ 19,991,604
0.56% 8/6/12	12,000,000	11,994,962
Credit Suisse New York Branch yankee 0.5% 12/12/12	20,000,000	19,936,090
Deutsche Bank Financial LLC yankee 0.74% 10/15/12	7,000,000	6,989,038
DNB Bank ASA yankee:
0.32% 9/28/12	12,000,000	11,990,233
0.34% 9/28/12	10,000,000	9,991,861
0.35% 9/11/12	3,000,000	2,998,487
0.4% 7/16/12	2,000,000	1,999,855
0.53% 11/5/12	10,000,000	9,985,846
0.55% 8/9/12	5,000,000	4,998,989
Govco, Inc. 0.5% 7/30/12 (Liquidity Facility Citibank NA)	5,000,000	4,999,044
ING U.S. Funding LLC yankee:
0.35% 8/1/12	3,000,000	2,999,285
0.4% 7/9/12	1,650,000	1,649,920
JPMorgan Chase & Co. 0.2888% 11/1/12 (b)	25,000,000	24,997,475
Landesbank Hessen-Thuringen yankee:
0.65% 9/13/12	20,000,000	19,983,364
0.675% 7/19/12	10,000,000	9,998,794
Lloyds TSB Bank PLC yankee:
0.64% 10/1/12	20,000,000	19,975,664
0.64% 10/10/12	12,000,000	11,982,764
Mitsubishi UFJ Trust & Banking Corp. yankee 0.54% 11/30/12	30,000,000	29,916,198
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.61% 8/1/12	8,000,000	7,998,094
0.61% 8/1/12	20,000,000	19,995,234
Commercial Paper - continued
	Principal Amount	Value
National Australia Funding, Inc. yankee:
0.345% 11/5/12	$ 25,000,000	$ 24,977,158
0.4% 7/9/12	1,500,000	1,499,963
Nationwide Building Society yankee:
0.55% 10/22/12	10,000,000	9,982,431
0.58% 8/29/12	2,000,000	1,998,868
0.63% 8/29/12	2,000,000	1,998,868
0.63% 8/29/12	4,000,000	3,997,736
0.64% 8/10/12	6,000,000	5,997,970
0.64% 8/10/12	10,000,000	9,996,617
0.64% 9/4/12	5,000,000	4,996,669
0.65% 8/10/12	4,000,000	3,998,647
0.65% 8/10/12	2,000,000	1,999,323
Nordea North America, Inc. yankee:
0.3% 8/15/12	2,250,000	2,249,379
0.3% 9/4/12	5,000,000	4,997,779
0.31% 9/26/12	32,000,000	31,976,473
0.6% 8/15/12	3,000,000	2,999,172
PB Finance (Delaware), Inc.:
0.71% 7/18/12	10,000,000	9,998,876
0.71% 7/20/12	5,000,000	4,999,359
0.75% 7/23/12	3,500,000	3,499,463
0.75% 7/23/12	13,000,000	12,998,007
0.91% 7/25/12	3,000,000	2,999,486
Rabobank USA Financial Corp. yankee:
0.37% 8/6/12	2,700,000	2,699,370
0.52% 10/25/12	4,000,000	3,995,586
Salisbury Receivables Co. LLC 0.25% 7/27/12 (Liquidity Facility Barclays Bank PLC)	25,000,000	24,995,723

	Principal Amount	Value
Skandinaviska Enskilda Banken AB yankee:
0.42% 7/11/12	$ 3,000,000	$ 2,999,844
0.475% 7/11/12	4,000,000	3,999,792
0.48% 8/6/12	10,000,000	9,997,759
0.5% 8/10/12	2,000,000	1,999,468
0.7% 10/5/12	5,000,000	4,994,293
0.7% 12/3/12	15,000,000	14,960,402
Societe Generale North America, Inc. yankee:
0.7% 8/2/12	25,000,000	24,991,430
0.7% 8/10/12	5,000,000	4,998,309
0.7% 8/23/12	8,000,000	7,996,089
Sumitomo Mitsui Banking Corp. yankee:
0.35% 7/19/12	15,000,000	14,998,191
0.5% 10/2/12	10,000,000	9,987,597
Svenska Handelsbanken, Inc. yankee:
0.26% 7/11/12	9,196,000	9,195,563
0.3% 8/15/12	16,600,000	16,595,390
0.37% 10/1/12	2,250,000	2,248,206
0.57% 8/27/12	4,000,000	3,998,501
Swedbank AB yankee:
0.45% 8/29/12	5,000,000	4,997,171
0.45% 9/25/12	10,000,000	9,989,196
0.53% 9/25/12	12,000,000	11,987,035
0.62% 8/13/12	20,000,000	19,992,500
Toronto Dominion Holdings (USA) yankee:
0.28% 7/31/12	4,000,000	3,999,385
0.57% 8/10/12	2,000,000	1,999,566
Toyota Motor Credit Corp.:
0.4% 11/6/12	15,000,000	14,983,371
0.42% 8/14/12	7,000,000	6,998,748
UBS Finance, Inc. yankee:
0.4% 10/12/12	15,000,000	14,982,500
0.45% 7/25/12	1,000,000	999,909
Commercial Paper - continued
	Principal Amount	Value
Westpac Banking Corp. yankee:
0.34% 11/14/12	$ 20,000,000	$ 19,971,940
0.34% 11/14/12	7,000,000	6,990,179
0.4% 8/3/12	3,000,000	2,999,476
0.4% 8/3/12	1,806,000	1,805,684
0.4% 12/20/12	10,000,000	9,978,830
0.41% 7/9/12	1,000,000	999,956
0.5% 7/2/12	2,000,000	1,999,973
0.57% 8/1/12	1,000,000	999,839
Windmill Funding Corp. yankee:
0.45% 7/16/12 (a)	6,000,000	5,999,414
0.45% 7/17/12 (a)	10,000,000	9,998,950
TOTAL COMMERCIAL PAPER (Cost $912,658,579)		912,837,894
Cash Equivalents - 7.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Treasury Obligations) # (Cost $70,968,000)	$ 70,968,828	$ 70,968,000
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $983,626,579)		983,805,894
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(59,538,065)
NET ASSETS - 100%		$ 924,267,829
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,998,364 or 1.7% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$70,968,000 due 7/02/12 at 0.14%
BNP Paribas Securities Corp.	$ 70,968,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	61.0%
United Kingdom	12.3%
Sweden	9.2%
Australia	7.0%
Norway	4.5%
Germany	3.3%
Japan	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value (including repurchase agreements of $70,968,000) - See accompanying schedule: Unaffiliated issuers (cost $983,626,579)		$ 983,805,894
Cash		134
Receivable for fund shares sold		14,643,915
Interest receivable		7,665
Total assets		998,457,608

Liabilities
Payable for fund shares redeemed	$ 74,023,477
Distributions payable	3,172
Accrued management fee	158,503
Deferred trustees' compensation	4,627
Total liabilities		74,189,779

Net Assets		$ 924,267,829
Net Assets consist of:
Paid in capital		$ 924,082,435
Undistributed net investment income		6,079
Net unrealized appreciation (depreciation) on investments		179,315
Net Assets, for 95,465,561 shares outstanding		$ 924,267,829
Net Asset Value, offering price and redemption price per share ($924,267,829 ÷ 95,465,561 shares)		$ 9.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 1,222,599

Expenses
Management fee	$ 734,447
Independent trustees' compensation	7,121
Total expenses before reductions	741,568
Expense reductions	(190,814)	550,754
Net investment income (loss)		671,845
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,043
Change in net unrealized appreciation (depreciation) on investment securities		161,166
Net gain (loss)		163,209
Net increase (decrease) in net assets resulting from operations		$ 835,054

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2012	Year ended June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 671,845	$ 143,944
Net realized gain (loss)	2,043	38,107
Change in net unrealized appreciation (depreciation)	161,166	(52,163)
Net increase (decrease) in net assets resulting from operations	835,054	129,888
Distributions to shareholders from net investment income	(673,668)	(159,321)
Distributions to shareholders from net realized gain	-	(152,433)
Total distributions	(673,668)	(311,754)
Share transactions Proceeds from sales of shares	1,061,676,499	12,331,165
Reinvestment of distributions	647,853	250,919
Cost of shares redeemed	(198,615,455)	(22,654,257)
Net increase (decrease) in net assets resulting from share transactions	863,708,897	(10,072,173)
Total increase (decrease) in net assets	863,870,283	(10,254,039)

Net Assets
Beginning of period	60,397,546	70,651,585
End of period (including undistributed net investment income of $6,079 and undistributed net investment income of $5,858, respectively)	$ 924,267,829	$ 60,397,546
Other Information Shares
Sold	109,677,324	1,273,064
Issued in reinvestment of distributions	66,927	25,884
Redeemed	(20,518,126)	(2,340,136)
Net increase (decrease)	89,226,125	(1,041,188)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.70	$ 9.69	$ 9.48	$ 9.33
Income from Investment Operations
Net investment income (loss) B	.024	.019	.019	.149	.346
Net realized and unrealized gain (loss)	(.006) C	.004 C	.033	.213	.145
Total from investment operations	.018	.023	.052	.362	.491
Distributions from net investment income	(.018)	(.022)	(.018)	(.152)	(.341)
Distributions from net realized gain	-	(.021)	(.024)	-	-
Total distributions	(.018)	(.043)	(.042)	(.152)	(.341)
Net asset value, end of period	$ 9.68	$ 9.68	$ 9.70	$ 9.69	$ 9.48
Total Return A	.19%	.23%	.54%	3.86%	5.35%
Ratios to Average Net Assets D
Expenses before reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.20%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.20%	.27%	.27%	.27%	.27%
Net investment income (loss)	.25%	.20%	.19%	1.55%	3.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 924,268	$ 60,398	$ 70,652	$ 74,565	$ 66,190
Portfolio turnover rate	0%	71%	202%	229%	79%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Term Portfolio attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Term Portfolio's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

For the Cash Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Term Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Cash Portfolio	$ 3,706,389,085	$ -	$ -	$ -
Term Portfolio	983,626,579	221,488	(42,173)	179,315

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Net unrealized appreciation (depreciation)
Cash Portfolio	$ 47,611	$ -
Term Portfolio	10,707	179,315

The tax character of distributions paid was as follows:

June 30, 2012	Ordinary Income
Cash Portfolio	$ 2,516,994
Term Portfolio	673,668
June 30, 2011	Ordinary Income
Cash Portfolio	$ 5,382,033
Term Portfolio	311,754

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the period each Fund's annual management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.23%
Term Portfolio	.27%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. For the period, FMR paid FDC $2,139,187 and $36,055 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 1,591,640
Term Portfolio	190,814

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Portfolio and Term Portfolio (funds of North Carolina Capital Management Trust) at June 30, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the North Carolina Capital Management Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees two funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Board of Trustees has adopted a statement of policy that describes the experience, qualifications, attributes and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting; and (x) understanding of the economy of North Carolina and the financing needs of North Carolina counties and municipalities. The Board may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Board finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. The Board believes that each Trustee satisfied at the time he was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Board of Trustees may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments may be considered by a professional search firm and the Board of Trustees. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Thomas P. Hollowell is an Independent Trustee and currently serves as Chairman. The Trustees have determined that an independent Chairman is appropriate and benefits shareholders. In his capacity as Chairman, Mr. Hollowell (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees; and (ii) with management, prepares agendas for Board meetings. The Independent Trustees also meet regularly in executive session.

The Trustees oversee two funds that are offered exclusively to certain governmental entities of the State of North Carolina. The Trustees primarily operate as a full Board, but have also established one standing committee, the Audit Committee, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, and the funds' Treasurer and portfolio management personnel, make periodic reports to the Board and Audit Committee, as appropriate. The responsibilities of the Audit Committee, including its oversight responsibilities, are described further under "Audit Committee."

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Don Haile (70)

Year of Election or Appointment: 2012

Mr. Haile serves as a member of the Board of Directors of St. Vincent College and MCNC (non-profit operator of the North Carolina Research and Education Network), and as an Advisory Board Member for the Penn State College of Information Services and Technology. Prior to his retirement, Mr. Haile was a Venture Partner for Volition Capital LLC (formerly, Fidelity Ventures) (2005-2011) and was Chief Information Officer (1999-2005) and Senior Vice President and General Manager (2005-2007) for FMR Corp.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust, CMC, or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Thomas P. Hollowell (68)

Year of Election or Appointment: 2003

Chair of the Board (2008-present). Mr. Hollowell is a member of the Board of Faison Enterprises Inc. (real estate development), and Advisory Director of Fidus Partners (investment banking, 2008-present). Previously, Mr. Hollowell served as Senior Managing Director of Fidus Partners (2004-2008) and Chairman of the College of William and Mary Foundation (2003-2005).

Anna Spangler Nelson (50)

Year of Election or Appointment: 2012

Ms. Nelson is Chairman of the Spangler Companies, Inc. (private investment company, 2005-present) and is a general partner of Wakefield Group (venture capital firm, 1988-present). She is a member of the board of directors of Ruddick Corporation (holding company, 1998-present) and also serves on the board of trustees of the Fidelity Charitable Gift Fund (2005-present) and the John S. and James L. Knight Foundation (2011-present).

E. Norris Tolson (72)

Year of Election or Appointment: 2008

Mr. Tolson serves as President and Chief Executive Officer (2007-present), a Director (1997-present), and an Executive Committee member (2000-present) of the North Carolina Biotechnology Center. Mr. Tolson also serves as a member of the North Carolina State University Board of Trustees (2009-present), as well as the North Carolina State University Alumni Association Board (2007-present), and the North Carolina State University College of Agriculture and Life Sciences Alumni and Friends Society Board (1998-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President (2011-present), Treasurer, and Chief Financial Officer of Cash Portfolio and Term Portfolio. Mr. Hebble also serves as Assistant Treasurer of Fidelity's Equity and High Income Funds (2009-present), President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments.

J. Calvin Rivers, Jr. (66)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers also serves as President of Capital Management of the Carolinas, Inc. Previously, Mr. Rivers served as a Director of Bojangle's Inc. (fast-food restaurant chain, 2001-2007) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2002-2005).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Cash Portfolio and Term Portfolio. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of the Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of Cash Portfolio and Term Portfolio. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Cash Portfolio and Term Portfolio. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Margaret A. Carey (38)

Year of Election or Appointment: 2008

Assistant Secretary of Cash Portfolio and Term Portfolio (2008-present). Ms. Carey also serves as Assistant Secretary of certain Fidelity funds (2009-present), Vice President, Associate General Counsel (2007-present), and is an employee of Fidelity Investments (2004-present).

Annual Report

Proxy Voting Results

A special meeting of Term Portfolio's shareholders was held on October 27, 2011. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1
To modify Term Portfolio's fundamental concentration policy.
	# of Votes	% of Votes
Term Portfolio
Affirmative	5,118,729.765	100.000
Against	0.000	0.000
Abstain	0.000	0.000
TOTAL	5,118,729.765	100.000

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 24, 2012. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Don Haile
Affirmative	2,734,718,238.959	100.000
Withheld	21.100	0.000
TOTAL	2,734,718,260.059	100.000
Thomas P. Hollowell
Affirmative	2,734,718,238.959	100.000
Withheld	21.100	0.000
TOTAL	2,734,718,260.059	100.000
Anna Spangler Nelson
Affirmative	2,734,718,238.959	100.000
Withheld	21.100	0.000
TOTAL	2,734,718,260.059	100.000
E. Norris Tolson
Affirmative	2,731,515,793.319	99.883
Withheld	3,202,466.740	0.117
TOTAL	2,734,718,260.059	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wells Fargo Bank
San Francisco, CA

Item 2. Code of Ethics

As of the end of the period, June 30, 2012, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President, Treasurer and Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Thomas Hollowell is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Hollowell is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to the Cash Portfolio and Term Portfolio (the "Funds"):

Services Billed by PwC

June 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Cash Portfolio	$39,000	$-	$1,800	$6,300
Term Portfolio	$38,000	$-	$1,800	$6,700

June 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Cash Portfolio	$40,000	$-	$1,800	$6,300
Term Portfolio	$37,000	$-	$1,800	$6,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	June 30, 2012A	June 30, 2011A
Audit-Related Fees	$2,105,000	$690,000
Tax Fees	$-	$-
All Other Fees	$-	$365,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2012 A	June 30, 2011 A
PwC	$2,590,000	$1,815,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the trust. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee annually.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President, Treasurer and Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	August 27, 2012